Postretirement Benefit Plans - Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 16	$ 15	$ 17
Interest cost	12	11	14
Fair value of plan assets at end of year	201
Accumulated Other Comprehensive Income (Loss) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total AOCI at beginning of year	113	91
Net actuarial loss (gain)	(16)	9
Exchange rate differences	(3)	13
Total AOCI at end of year	94	113	91
Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation at beginning of year	651	564
Service cost	16	15
Interest cost	12	11
Actuarial (gains) and losses	(12)	15
Curtailments and settlements	0	(1)
Benefits paid	(31)	(22)
Exchange rate differences	(19)	69
Projected benefit obligation at end of year	617	651	564
Plan Assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets at beginning of year	195	172
Actual return on plan assets	4	8
Employer contributions	38	18
Curtailments and settlements	0	(1)
Benefits paid	(31)	(21)
Exchange rate differences	(5)	19
Fair value of plan assets at end of year	201	195	$ 172
Funded Plans with Assets Less than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded status	(416)	(456)
Classification Of Funded Status
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued pension cost within other non-current liabilities	(407)	(443)
Accrued pension cost within accrued liabilities	(9)	(13)
Funded status	(416)	(456)
Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligations	578	613
Plans with Assets Less Than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets, Funded plans	197	190
Accumulated benefit obligations, Funded plans	348	375
Projected benefit obligations, Funded plans	376	401
Accumulated benefit obligations, Unfunded plans	226	233
Projected benefit obligations, Unfunded plans	$ 236	$ 243